Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Impairments
Residual impairment and voluntary termination charges	£ 41	£ 20	£ 21
Central adjustment to severe scenario			£ 200